Commitments	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Commitments
26.	COMMITMENTS

The Company’s commitments as at December 31, 2021 were as follows:

In millions of U.S. dollars	Total	2022	2023	2024	2025	2026	Thereafter
Purchase obligations	4,064	3,272	405	186	163	38	—
of which:
Equipment purchase	2,412	2,406	6	—	—	—	—
Foundry purchase	1,488	768	358	167	157	38	—
Software, design, technologies and licenses	164	98	41	19	6	—	—
Other obligations	1,059	621	172	107	63	30	66
Total	5,123	3,893	577	293	226	68	66

Purchase obligations are primarily comprised of purchase commitments for equipment, for outsourced foundry wafers and for software licenses.

Other obligations primarily relate to firm contractual commitments with respect to partnership and cooperation agreements and other service agreements.